Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Net Sales	$ 11,001.2	$ 10,147.9	$ 9,376.5
Costs and Expenses
Cost of sales	7,068.3	6,452.4	5,925.7
Selling, general and administrative	2,700.9	2,488.8	2,342.4
Provision for doubtful accounts	13.7	11.1	15.1
Other-net	287.4	299.8	254.3
Restructuring charges and asset impairments	176.1	174.0	66.2
Loss on debt extinguishment	20.6	45.5	0
Interest income	(12.8)	(10.1)	(26.5)
Interest expense	160.4	144.2	140.4
Costs and Expenses, Total	10,414.6	9,605.7	8,717.6
Earnings from continuing operations before income taxes	586.6	542.2	658.9
Income taxes on continuing operations	69.3	78.2	52.3
Earnings from continuing operations	517.3	464.0	606.6
Less: Net loss attributable to non-controlling interests	(1.0)	(0.8)	(0.1)
Net earnings from continuing operations attributable to common shareowners	518.3	464.8	606.7
(Loss) earnings from discontinued operations before income taxes (including pretax gain on HHI sale of $384.7 million in 2012)	(42.0)	488.8	104.4
Income tax (benefit) expense on discontinued operations (including income taxes associated with the gain on HHI sale of $25.8 million in 2012)	(14.0)	69.8	36.5
Net (loss) earnings from discontinued operations	(28.0)	419.0	67.9
Net Earnings Attributable to Common Shareowners	$ 490.3	$ 883.8	$ 674.6
Basic earnings (loss) per share of common stock:
Continuing operations (USD per share)	$ 3.34	$ 2.85	$ 3.65
Discontinued operations (USD per share)	$ (0.18)	$ 2.57	$ 0.41
Total basic earnings per share of common stock (USD per share)	$ 3.16	$ 5.41	$ 4.06
Diluted earnings (loss) per share of common stock:
Continuing operations (USD per share)	$ 3.26	$ 2.79	$ 3.57
Discontinued operations (USD per share)	$ (0.18)	$ 2.51	$ 0.40
Total diluted earnings per share of common stock (USD per share)	$ 3.09	$ 5.30	$ 3.97